Financial Instruments and Fair Value Disclosures (Schedule of company's charter revenues) (Details) - Customer Concentration Risk - Revenue Benchmark	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	10.00%	10.00%
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues	0.19%	0.10%	0.18%
Koch Shipping PTE LTD. Singapore
Concentration Risk [Line Items]
Percentage of charter revenues	0.15%		0.16%